Debt	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
DEBT

NOTE 7. DEBT

A summary of outstanding debt obligations as of June 30, 2026 and December 31, 2025 is as follows:

			Successor
		Interest	June 30, 2026
Description	Term Range	Rate Range	(in thousands)
ABS III Securitization	July 2026 - 2041	5.9%-6.7%	$348,117
ABS II Securitization	July 2023 - Mar 2038	7.8% - 8.4%	—
Trail Dust Financing	Jan 2024 - Jan 2029	7.3%	2,013
Citizens RBL	Mar 2026 - Mar 2030	7.3% - 9.3%	—
Equipment financing obligations			1,462
ABS III debt issuance costs, net			(8,520)
Total debt			$343,072
Current portion			(35,836)
Total long-term portion			$307,236

			Predecessor
		Interest	December 31, 2025
Description	Term Range	Rate Range	(in thousands)
ABS II Securitization	Jul 2023 - Mar 2038	7.8% - 8.4%	$266,892
Trail Dust Financing	Jan 2024 - Jan 2029	7.3%	2,266
WAB RBL	Jul 2025 - Dec 2026	7.3%	3,500
Equipment financing obligations			1,831
ABS II Debt issuance costs, net			(3,918)
Trail Dust Debt issuance costs, net			(16)
WAB RBL Debt issuance costs, net			(49)
Total debt			$270,506
Current portion			(45,363)
Total long-term portion			$225,143

ABS III Securitization

On June 9, 2026, the Company undertook a refinancing of its outstanding asset-backed securities to optimize its capital structure and extend its debt maturity profile. As part of this effort, the Company, through Presidio Finance LLC, issued the ABS III Notes and used the proceeds to redeem the ABS II Notes in full, repay the outstanding balance under the Citizens RBL, fund derivative contract modifications, pay transaction costs, and for general corporate purposes.

The Company issued $350.0 million in term asset-backed securities (the “ABS III Notes”). The ABS III Notes include two investment-grade rated tranches. The issuance included $175.0 million aggregate principal amount of its 5.902% Class A-1 Notes (rated A- by Fitch Ratings) due in 2041, and $175.0 million aggregate principal amount of its 6.717% Class A-2 Notes (rated BBB by Fitch Ratings) due in 2041.

The ABS III Notes are subject to a series of covenants and restrictions customary for transactions of this type, including (i) that the Issuer maintains specified reserve accounts, including a liquidity reserve account targeted at six months of note interest and senior transaction fees (the initial deposit at closing was $0.8 million), (ii) premium payments in the case of an optional prepayment before certain dates, with redemption premiums declining from 2.00% to 1.00% to 0% over the first two years following issuance, (iii) a requirement that the Issuer hedge at least 85% of projected oil, natural gas, and NGL production over specified forward periods, and (iv) covenants related to recordkeeping, access to information and similar matters.

The ABS III Notes are also subject to customary early amortization events provided for in the indenture, including events tied to failure to maintain stated debt service coverage ratios, failure to maintain certain production metrics, certain management termination events, and event of default and the failure to repay or refinance the ABS III Notes on the applicable scheduled maturity date.

The ABS III Notes are subject to certain customary events of default, including events relating to non-payment of required interest, principal or other amounts due on or with respect to the ABS III Notes, failure to comply with covenants within certain time frames, certain bankruptcy events, breaches of specified representations and warranties, and failure of security interests to be effective.

The Company incurred debt issuance costs of $8.6 million related to the issuance of the ABS III Notes. These costs are recorded as a reduction to “Long-term debt” on the condensed consolidated balance sheet and are amortized to interest expense using the effective interest method over the term of the notes. Because gross proceeds equaled the aggregate face amount of the notes and the coupons represented market rates at issuance, no debt discount or premium was recognized.

Total interest expense related to the ABS III Notes for the period from June 9, 2026 through June 30, 2026 was $1.3 million.

The outstanding balance of the ABS III Notes was $348.1 million as of June 30, 2026. The Company was in compliance with all financial and non-financial covenants as of that date.

ABS II Securitization

On July 18, 2023, Presidio Investment Holdings LLC undertook a strategic initiative to optimize its capital structure and enhance financial flexibility. As part of this effort, the Company, through Presidio Finance LLC, issued ABS II debt and used the proceeds to repay the previously outstanding ABS I notes.

The Company issued $380.0 million in term asset-backed securities (the “ABS II Notes”). The ABS II Notes include two investment-grade rated tranches. The issuance included $190.0 million aggregate principal amount of its 7.806% Class A-1 Notes due December 25, 2038, and $190.0 million aggregate principal amount of its 8.418% Class A-2 Notes due December 25, 2038.

The Company incurred debt issuance costs of $8.9 million related to the issuance of the ABS II Notes. In connection with the Business Combination, the ABS II Notes were revalued to fair value as of the Closing Date, and the unamortized debt issuance costs were eliminated and a premium was established as part of the application of acquisition accounting. The debt premium was recorded as an increase to “Long-term debt” on the Successor’s condensed consolidated balance sheet. As a result, no amortization of debt issuance costs related to the ABS II Notes was recognized during the Successor period. Amortization of debt issuance costs related to the ABS II Notes, included in interest expense in the condensed consolidated statements of operations, for the Predecessor period from January 1, 2026 through March 3, 2026 and for the three and six months ended June 30, 2025 (Predecessor) was $0.3 million, $0.4 million and $0.9 million, respectively.

On June 9, 2026, the Company redeemed the ABS II Notes in full using a portion of the proceeds from the ABS III Notes. The total redemption price of $263.3 million comprised $248.4 million of outstanding principal, $14.1 million of make-whole premiums, and $0.8 million of accrued and unpaid interest. The Company accounted for the redemption as an extinguishment of debt under ASC 470-50. In connection with the extinguishment, the Company wrote off the $9.6 million of unamortized debt premium and expensed the $14.1 million of make-whole premiums, resulting in a loss on early extinguishment of $4.5 million, recorded within other income (expense) in the condensed consolidated statement of operations.

Amortization of debt premium related to the ABS II Notes, included in interest expense, for the period from March 4, 2026 through the June 9, 2026 (Successor) redemption date was $1.1 million. Total interest expense related to the ABS II Notes for the period from March 4, 2026 through June 9, 2026 (Successor) and the period from January 1, 2026 through March 3, 2026 (Predecessor) was $1.2 million and $3.7 million, respectively.

The outstanding balance of the ABS II Notes was $266.9 million as of December 31, 2025. Following the June 9, 2026 redemption, no ABS II Notes remained outstanding as of June 30, 2026. The Company was in compliance with all financial and non-financial covenants through the redemption date.

Total interest expense related to the ABS II Notes for the three and six months ended June 30, 2025 (Predecessor) was $5.9 million and $12.0 million, respectively.

Trail Dust Financing

On January 31, 2024, Trail Dust LLC (“Trail Dust”), a subsidiary of Presidio Investment Holdings LLC, entered into a loan agreement with Independent Bank. Independent Bank doing business as Independent Financial has since merged with SouthState Bank. Under this agreement, the lender agreed to provide an advancing term loan facility with a maximum principal amount of $8.7 million (the “Trail Dust Loan”). The purpose of the loan is to finance the acquisition of new and used compressors.

Advances under the Trail Dust Loan are subject to borrowing base limitations, which restrict the maximum loan amounts based on the type of equipment financed. Advances for used compressors are limited to 75% of the lesser of cost or fair market value, while advances for new compressors are limited to 80% of the cost. The aggregate principal amount of advances under the loan cannot exceed $8.7 million.

The Trail Dust Loan bears interest at a fluctuating rate equal to the Prime Rate (as defined in the loan agreement) subject to a minimum interest rate of 4.5% per annum. The advance period, during which Trail Dust may request draws under the loan agreement, remained open as of December 31, 2024. The advance period continues until the “Termination Date,” as defined in the loan agreement, which occurred around January 31, 2025, at which point no additional draws were made. Upon the Termination Date any outstanding principal converted to a term loan with equal monthly principal and interest payments through the maturity date of January 31, 2029. Upon the termination of the advance period, any outstanding balance converted to a term loan bearing interest at a fixed rate equal to the 5-Year Treasury Rate plus 3.0%, with a minimum interest rate of 4.5% per annum.

The obligations under the Trail Dust Loan are secured by a first-priority lien on substantially all of Trail Dust’s assets, including all compressors acquired with loan proceeds, as well as Trail Dust’s rights under its Master Rental Agreement. Additionally, Presidio Investment Holdings LLC serves as a guarantor of the debt.

The loan agreement includes customary covenants and reporting requirements, including the obligation for Trail Dust and its guarantor, Presidio Investment Holdings LLC, to furnish quarterly financial statements to the lender.

Total interest expense related to the Trail Dust Loan for the three months ended June 30, 2026 (Successor), the period from March 4, 2026 through June 30, 2026 (Successor) and the period from January 1, 2026 through March 3, 2026 (Predecessor), was less than $0.1 million.

Total interest expense related to the Trail Dust Loan for the three and six months ended June 30, 2025 (Predecessor), was less than $0.1 million.

The outstanding balance of the Trail Dust Loan as of June 30, 2026 and December 31, 2025 was $2.0 million and $2.3 million, respectively. Trail Dust was in compliance with all financial and non-financial covenants as of both dates.

Secured Revolving Credit Facility

On March 4, 2026, Presidio Borrower LLC, a wholly owned subsidiary of the Company (“Presidio Borrower”), entered into a senior secured revolving credit agreement (the “Credit Agreement”) among Presidio Borrower, as borrower, Citizens Bank, N.A., as administrative agent, and the lenders from time to time party thereto. The Credit Agreement provides for, as of the closing date of the Credit Agreement, aggregate commitments of $65.0 million, an initial borrowing base of $65.0 million and aggregate maximum credit amounts of $500.0 million (“Citizens RBL”), with a maturity date of March 4, 2030. The borrowing base under the Credit Agreement is scheduled to be redetermined semiannually on or about May 1 and November 1 of each calendar year, commencing on or about May 1, 2026, and is subject to additional adjustments from time to time pursuant to the provisions of the Credit Agreement, including for certain asset sales and the elimination or reduction of hedge positions. On May 1, 2026, the borrowing base was redetermined and remained unchanged at $65.0 million as of June 30, 2026. Additionally, each of Presidio Borrower and the Required Lenders (as defined in the Credit Agreement) may request one unscheduled redetermination of the borrowing base between each scheduled redetermination. The amount of the borrowing base is determined by the lenders in their sole discretion and consistent with the oil and gas lending criteria of the lenders at the time of the relevant redetermination. The amount Presidio Borrower is able to borrow under the Credit Agreement is subject to compliance with the financial covenants, satisfaction of various conditions precedent to borrowing and other provisions of the Credit Agreement. The Credit Agreement has a scheduled maturity of four years from the effective date thereof.

The Credit Agreement is guaranteed by the restricted subsidiaries of Presidio Borrower and is secured by first priority mortgages and security interest in substantially all assets of Presidio Borrower and its restricted subsidiaries.

Borrowings under the Credit Agreement may be base rate loans or secured overnight financing rate (“SOFR”) loans. Interest is payable quarterly for base rate loans and at the end of the applicable interest period for SOFR loans. SOFR loans bear interest at Term SOFR plus an applicable margin ranging from 300 to 400 basis points, depending on the percentage of the borrowing base utilized. Base rate loans bear interest at a rate per annum equal to the greatest of: (i) the prime rate announced by Citizens Bank, N.A. or its parent; (ii) the federal funds effective rate plus 50 basis points; and (iii) the Term SOFR rate for a one-month interest period plus 100 basis points, plus an applicable margin ranging from 200 to 300 basis points, depending on the percentage of the borrowing base utilized. Presidio Borrower also pays a commitment fee on unused elected commitment amounts under its facility of 50 basis points. Presidio Borrower may repay any amounts borrowed under the Credit Agreement prior to the maturity date without any premium or penalty (other than customary breakage costs).

The Credit Agreement also contains certain financial covenants, including the maintenance of the following financial ratios: (i) a current ratio, which is the ratio of Presidio Borrower’s consolidated current assets (including unused commitments under the Credit Agreement) to its consolidated current liabilities (excluding the current portion of long-term debt under the Credit Agreement), of not less than 1.00 to 1.00; and (ii) a total net leverage ratio, which is the ratio of Presidio Borrower’s Consolidated Total Net Indebtedness to Consolidated EBITDAX (each as defined in the Credit Agreement) for the prior four fiscal quarters (with Consolidated EBITDAX annualized in a customary manner for the first three quarterly reporting periods after the closing date of the Credit Agreement), of not greater than 3.00 to 1.00.

The Credit Agreement contains additional restrictive covenants that limit the ability of Presidio Borrower and its restricted subsidiaries to, among other things, incur additional indebtedness, incur additional liens, enter into mergers and acquisitions, make or declare dividends, repurchase or redeem junior debt, make investments and loans, engage in transactions with affiliates, sell assets and enter into certain hedging transactions. In addition, the Credit Agreement is subject to customary events of default, including a change in control. If an event of default occurs and is continuing, the administrative agent may or shall at the request of majority lenders accelerate any amounts outstanding and terminate lender commitments.

On June 9, 2026, in connection with the ABS refinancing described above, the Company repaid in full the $37.0 million outstanding balance under the Citizens RBL, together with $0.2 million of accrued interest, using a portion of the proceeds of the ABS III Notes. The Credit Agreement remained in place following the repayment, with its full $65.0 million borrowing base available for future draws.

The Company incurred debt issuance costs of $2.6 million related to the Citizens RBL at its origination in the first quarter of 2026. These costs are presented as a deferred asset on the condensed consolidated balance sheet and are amortized to interest expense over the remaining term of the Credit Agreement. Following the June 9, 2026 repayment described above, this amortization continues unaffected, as the Company’s borrowing capacity under the facility was not reduced by the repayment.

Total interest expense related to the Citizens RBL for the three months ended June 30, 2026 (Successor) and the period from March 4, 2026 through June 30, 2026 (Successor) was $0.5 million and $0.7 million, respectively.

The outstanding balance of the Citizens RBL was $0.0 million as of June 30, 2026. The Company was in compliance with all financial and non-financial covenants as of June 30, 2026.

Predecessor Revolving Credit Facility

On July 2, 2025, the Predecessor, through Presidio WAB LLC as borrower and Presidio Investment Holdings LLC as guarantor, entered into a reserve-based revolving credit facility with SouthState Bank (“WAB RBL”). The facility provided for borrowings up to $20.0 million, subject to a borrowing base initially set at $7.5 million, with a maturity date of July 2, 2028. Borrowings under the facility bore interest at a rate equal to the Prime Rate and were secured by substantially all of the Predecessor’s oil and gas properties and related assets not already encumbered by the ABS. Proceeds from the facility could be used for acquisitions and development of oil and gas properties, letters of credit, working capital, and other general corporate purposes.

The Predecessor incurred debt issuance costs of less than $0.1 million related to the WAB RBL. These costs are recorded as a reduction to “Current portion of long-term debt” on the Predecessor’s condensed consolidated balance sheet.

Total interest expense related to the WAB RBL for the period from January 1, 2026 through March 3, 2026 (Predecessor) was less than $0.1 million.

The WAB RBL was assumed by the Company at the time of the Business Combination and was settled at the Closing. The outstanding balance of the WAB RBL as of December 31, 2025 was $3.5 million.

Future Maturities of Long-term Debt

The future amounts of required principal payments of long-term debt after June 30, 2026 are as follows:

(in thousands)	ABS III	Trail Dust
Years Ending December 31,
2026 (remainder)	$12,438	$391
2027	41,976	700
2028	35,158	754
2029	32,610	168
2030	31,046	—
Thereafter	194,889	—
Total	$348,117	$2,013